                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04015
                                                      ---------


                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    April 30
                                    --------
                             Date of Fiscal Year End

                                October 31, 2003
                                ----------------
                            Date of Reporting Period

ITEM 1.  REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT OCTOBER 31, 2003

[GRAPHIC IMAGE]

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of October 31, 2003

INVESTMENT UPDATE


[PHOTO OF MICHAEL R. MACH]
Michael R. Mach, CFA
Co-Portfolio Manager

[PHOTO OF JUDITH A. SARYAN]
Judith A. Saryan, CFA
Co-Portfolio Manager

MANAGEMENT DISCUSSION

- We are pleased to welcome shareholders of Eaton Vance Tax-Managed Dividend Income Fund (the "Fund"), the first equity income fund designed to take advantage of new favorable tax rates on dividend income. The Fund's investment objective is to achieve after-tax total return for its shareholders. The Fund invests primarily in a diversified portfolio of common and preferred stocks that pay dividends that qualify for lower federal income tax rates.

- New legislation provides that qualified dividend income received from domestic and foreign corporations will generally be taxed at the same rates as long-term capital gains (maximum 15%) rather than as ordinary income.

- The spread between short-term and long-term capital gains tax rates has also increased as a result of the new legislation. We believe these changes increase the importance of achieving a mix of returns that emphasizes longterm gains and qualifying dividends over less favorably taxed short-term gains and non-qualifying dividends.

- The Fund posted positive returns in its first five months of existence, benefiting from a recovery during that time in the broad equity markets. Factors helping to drive stocks higher in recent months included a strengthening U.S. economy and an improved outlook for corporate earnings. Low interest rates and low inflation also supported higher equity prices.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

- As of October 31, 2003, the Fund had 78.5% of its net assets invested in common stocks, and 10.3% of its net assets invested in preferred stocks. We believe that the Fund's income-producing holdings may provide an attractive level of dividend income, while allowing shareholders to participate in equity markets.

THE FUND

- During the period from the Fund's inception on May 30, 2003, through October 31, 2003, the Fund's Class A shares had a total return of 4.22%.(1) This return was the result of an increase in net asset value (NAV) per share to $10.32 on October 31, 2003, from $10.00 on May 30, 2003, and the reinvestment of $0.099 per share in dividends.

- Class B shares had a total return of 3.93% during the same period, the result of an increase in NAV per share to $10.31 from $10.00, and the reinvestment of $0.081 per share in dividends.(1)

- Class C shares had a total return of 3.93% during the period, the result of an increase in NAV per share to $10.31 from $10.00, and the reinvestment of $0.081 per share in dividends.(1)

     THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
as of October 31, 2003

PERFORMANCE(2)                                                              CLASS A     CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
-----------------------------------------------------------------------------------------------------------
Life of Fund+                                                                  4.22%       3.93%       3.93%
Cumulative SEC Total Returns (including sales charge or applicable CDSC)
-----------------------------------------------------------------------------------------------------------
Life of Fund+                                                                 -1.77%      -1.07%       2.93%

+Inception Dates -- Class A, Class B, and Class C: 5/30/03

TEN LARGEST HOLDINGS(3) By total net assets

Scottish Power PLC ADR              2.9%
Dominion Resources, Inc.            2.3
Cinergy Corp.                       2.2
Washington Mutual, Inc.             2.1
Pinnacle West Capital Corp.         2.1
Citigroup, Inc.                     2.0
BT Group PLCADR                     2.0
Southern Co. (The)                  1.9
Telefonos de Mexico SA              1.6
ConocoPhillips                      1.5

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. 2 Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC return for Class A shares reflects the maximum 5.75% sales charge. SEC return for Class B shares reflects applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects 1% CDSC. 3 Ten largest holdings accounted for 20.6% of the Fund's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of October 31, 2003

PORTFOLIO OF INVESTMENTS (Unaudited)


COMMON STOCKS -- 78.5%

SECURITY                                       SHARES       VALUE
--------------------------------------------------------------------------
APPAREL -- 0.6%

VF Corp.                                           10,000   $      424,500
--------------------------------------------------------------------------
                                                            $      424,500
--------------------------------------------------------------------------

BROADCASTING AND PUBLISHING -- 0.5%

Gruppo Editoriale L'Espresso SPA(1)                30,000   $      160,359
Pearson PLC ADR                                    25,000          262,500
--------------------------------------------------------------------------
                                                            $      422,859
--------------------------------------------------------------------------

BUILDING MATERIALS -- 0.8%

Stanley Works (The)                                18,000   $      600,120
--------------------------------------------------------------------------
                                                            $      600,120
--------------------------------------------------------------------------

CHEMICALS -- 0.9%

Dow Chemical Co. (The)                              5,000   $      188,450
DuPont (E.I.) de Nemours & Co.                      6,000          242,400
RPM, Inc.                                          19,500          281,775
--------------------------------------------------------------------------
                                                            $      712,625
--------------------------------------------------------------------------

COMMERCIAL BANKS -- 11.4%

Associated Banc-Corp.                              20,000   $      823,200
Bank of America Corp.                               8,500          643,705
Bank of Hawaii Corp.                                9,000          354,600
Bank of New York Co., Inc. (The)                   12,700          396,113
Comerica, Inc.                                      7,500          386,100
Compass Bancshares, Inc.                            5,000          188,900
Corus Bankshares, Inc.                              7,000          411,600
FleetBoston Financial Corp.                        11,000          444,290
National City Corp.                                 7,000          228,620
National Commerce Financial Corp.                  10,000          274,700
PNC Bank Corp.                                      5,500          294,635
SouthTrust Corp.                                    2,800           89,180
TCF Financial Corp.                                10,000          521,800
U.S. Bancorp                                       17,500          476,350
UnionBanCal Corp.                                   1,900          102,923
Wachovia Corp.                                     10,000          458,700
Washington Mutual, Inc.                            37,500        1,640,625
Wells Fargo & Co.                                  17,500          985,600
--------------------------------------------------------------------------
                                                            $    8,721,641
--------------------------------------------------------------------------

COMMERCIAL SERVICES AND SUPPLIES -- 1.6%

Donnelley (R.R.) & Sons Co.                        25,000   $      650,000
Landauer, Inc.                                      9,500          371,545
ServiceMaster Co.                                  20,000          229,400
--------------------------------------------------------------------------
                                                            $    1,250,945
--------------------------------------------------------------------------

DISTRIBUTORS -- 0.3%

Genuine Parts Co.                                   7,500   $      238,650
--------------------------------------------------------------------------
                                                            $      238,650
--------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 10.5%

Alltel Corp.                                        5,000   $      236,349
BCE, Inc.(1)                                       43,000          972,230
BellSouth Corp.                                    29,000          762,990
BT Group PLC ADR                                   48,000        1,538,400
Chungwa Telecom Co., Ltd. ADR                         800           12,384
SBC Communications, Inc.                           46,000        1,103,080
Sprint Corp. (FON Group)                            5,000           80,000
Swisscom AG ADR                                     4,000          116,560
TDC A/S ADR                                         1,100           17,611
Telecom Corp. of New Zealand Ltd. ADR2              6,000          622,700
Telefonos de Mexico SA                             38,000        1,221,700
Telstra Corp., Ltd. ADR                            20,000          336,200
Verizon Communications, Inc.                       31,500        1,058,400
--------------------------------------------------------------------------
                                                            $    8,078,604
--------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.8%

Citigroup, Inc.                                    32,500   $    1,540,500
J.P. Morgan Chase & Co.                             5,800          208,220
W.P. Stewart & Co., Ltd.(1)                        17,500          375,375
--------------------------------------------------------------------------
                                                            $    2,124,095
--------------------------------------------------------------------------

FOOD PRODUCTS -- 2.0%

ConAgra Foods Inc.                                 42,000   $    1,001,280
Sara Lee Corp.                                     25,000          498,250
--------------------------------------------------------------------------
                                                            $    1,499,530
--------------------------------------------------------------------------

HEALTH CARE EQUIPMENT AND SUPPLIES -- 0.4%

Baxter International, Inc.                         12,000   $      318,960
--------------------------------------------------------------------------
                                                            $      318,960
--------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                       SHARES       VALUE
--------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 1.6%

Harrah's Entertainment, Inc.                        9,000   $      391,500
Mandalay Resort Group                               2,500           98,125
McDonald's Corp.                                   28,000          700,280
--------------------------------------------------------------------------
                                                            $    1,189,905
--------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.4%

Kimberly-Clark Corp.                                6,000   $      316,860
--------------------------------------------------------------------------
                                                            $      316,860
--------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 1.4%

ALLETE, Inc.                                        9,000   $      271,890
General Electric Co.                               14,000          406,140
Honeywell International, Inc.                      12,000          367,320
--------------------------------------------------------------------------
                                                            $    1,045,350
--------------------------------------------------------------------------

INSURANCE -- 0.3%

Mercury General Corp.                               4,500   $      213,885
--------------------------------------------------------------------------
                                                            $      213,885
--------------------------------------------------------------------------

MACHINERY -- 0.2%

Caterpillar, Inc.                                   2,000   $      146,560
--------------------------------------------------------------------------
                                                            $      146,560
--------------------------------------------------------------------------

MANUFACTURING -- 0.6%

Barnes Group Inc.                                   5,000   $      145,900
Hubbell, Inc.                                       8,000          342,720
--------------------------------------------------------------------------
                                                            $      488,620
--------------------------------------------------------------------------

METALS AND MINING -- 0.3%

Alcoa, Inc.                                         1,400   $       44,198
Rio Tinto PLC                                       2,000          198,100
--------------------------------------------------------------------------
                                                            $      242,298
--------------------------------------------------------------------------

MULTILINE RETAIL -- 0.6%

May Department Stores Co. (The)                    14,000   $      391,440
Sears Roebuck & Co.                                   700           36,841
--------------------------------------------------------------------------
                                                            $      428,281
--------------------------------------------------------------------------

OIL AND GAS -- 4.3%

BP PLC ADR                                         15,000   $      635,700
ChevronTexaco Corp.                                 6,000          445,800
ConocoPhillips                                     20,000        1,143,000
Kerr-McGee Corp.                                    9,000          373,500
Marathon Oil Corp.                                 20,000          591,400
Occidental Petroleum Corp.                          4,000          141,040
--------------------------------------------------------------------------
                                                            $    3,330,440
--------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.5%

MeadWestvaco Corp.                                 10,000   $      259,200
Weyerhaeuser Co.                                    2,000          120,460
--------------------------------------------------------------------------
                                                            $      379,660
--------------------------------------------------------------------------

PHARMACEUTICALS --  0.7%

Bristol-Myers Squibb Co.                            1,000   $       25,370
GlaxoSmithKline PLC ADR                            11,000          476,190
Wyeth Corp.                                           500           22,070
--------------------------------------------------------------------------
                                                            $      523,630
--------------------------------------------------------------------------

REITS -- 5.9%

Arden Realty, Inc.                                 12,000   $      335,640
AvalonBay Communities, Inc.                        11,000          502,370
Boston Properties, Inc.                            10,000          442,500
Camden Property Trust                               8,000          316,800
Colonial Properties Trust                           6,500          240,500
Crescent Real Estate Equitable Co.                 22,500          345,375
General Growth Properties, Inc.                     7,000          535,500
Health Care Property Investors, Inc.                7,500          349,725
Liberty Property Trust, Inc.                        7,500          272,850
Public Storage, Inc.                                8,000          320,000
Vornado Realty Trust                                8,000          404,400
Washington REIT                                    14,500          429,200
--------------------------------------------------------------------------
                                                            $    4,494,860
--------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 0.5%

Limited, Inc. (The)                                20,000   $      352,000
--------------------------------------------------------------------------
                                                            $      352,000
--------------------------------------------------------------------------

SCIENTIFIC INSTRUMENTS -- 0.3%

PerkinElmer, Inc.                                  12,000   $      216,120
--------------------------------------------------------------------------
                                                            $      216,120
--------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                       SHARES       VALUE
--------------------------------------------------------------------------
TELECOMMUNICATIONS - EQUIPMENT -- 0.1%

Nokia OYJ ADR                                       5,000   $       84,950
--------------------------------------------------------------------------
                                                            $       84,950
--------------------------------------------------------------------------

TOBACCO -- 1.3%

Altria Group, Inc.                                 22,000   $    1,023,000
--------------------------------------------------------------------------
                                                            $    1,023,000
--------------------------------------------------------------------------

UTILITIES - GAS -- 8.4%

Donimion Resources, Inc.                                    $    1,737,120
DTE Energy Co.                                                     165,960
Equitable Resources, Inc.                                          160,680
KeySpan Corp.                                                      559,520
National Fuel Gas Co.                                              706,260
NICOR, Inc.                                                        719,670
NiSource, Inc.                                                     579,880
ONEOK, Inc.                                                        497,250
Peoples Energy Corp.                                               404,500
TransCanada Corp.                                                  768,703
Vechten Corp.                                                      129,800
--------------------------------------------------------------------------
                                                            $    6,429,343
--------------------------------------------------------------------------

UTILITIES - ELECTRIC -- 19.3%

Alliant Energy                                              $      733,830
Ameren Corp.                                                       468,825
American Electric Power                                            648,370
Black Hills                                                        363,521
Central Vermont                                                    361,100
Cinergy Corp                                                     1,652,105
Consolidated Edison                                                809,400
Duke Energy                                                         72,600
Duquesne Light                                                     112,490
Energy East                                                        763,300
Entergy                                                             48,510
Exelon                                                             456,840
Fortis                                                             328,189
FPL Group                                                          159,350
NSTAR                                                              233,500
OGE Energy                                                         342,150
Pepco Holdings                                                     221,760
Pinnacle West Capital                                       $    1,608,640
PPL Corp                                                           199,600
Public Service Enterprise                                          155,306
SCANA Corp.                                                        102,870
Scottish Power PLC                                               2,245,020
Southern Co.                                                     1,490,000
TransAlta                                                          890,940
UIL Holdings                                                        75,120
WPS Resources                                                      177,320
Xcel Energy                                                         65,600
--------------------------------------------------------------------------
                                                            $   14,786,256
--------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $58,562,545)                             $   60,084,547
--------------------------------------------------------------------------

PREFERRED STOCKS -- 10.3%

SECURITY                                       SHARES       VALUE
--------------------------------------------------------------------------
BANKS -- 1.2%

Barclays Bank PLC, 8.55%                          400,000   $      491,511
CA Preferred Funding Trust, 7.00%                 450,000          451,608
--------------------------------------------------------------------------
                                                            $      943,119
--------------------------------------------------------------------------

COMMERCIAL BANKS -- 1.6%

Abbey National PLC, 7.375%(1)                      10,000   $      270,900
Abbey National PLC, 7.375%(1)                      15,000          403,500
Regions Financing Trust I, 8.00%                    7,400          200,170
Royal Bank of Scotland Group PLC, 5.75%(1)          8,000          190,000
SunTrust Capital IV, 7.125%                         5,250          141,330
--------------------------------------------------------------------------
                                                            $    1,205,900
--------------------------------------------------------------------------

ENERGY -- 0.7%

DTE Energy Trust I, 7.80%                           6,150   $      165,619
Entergy Arkansas, Inc., 7.40%                       3,000          300,000
Entergy Louisiana, Inc., 8.00%                      3,050           77,012
--------------------------------------------------------------------------
                                                            $      542,631
--------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                       SHARES       VALUE
--------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.8%

BBVA Preferred Capital Ltd., 7.75%(1)              17,000   $      471,070
Citigroup, Inc., 6.231%                             2,000          110,200
Citigroup, Inc., 6.365%                               600           33,120
J.P. Morgan Chase & Co., 6.625%                     3,000          163,200
Lehman Brothers Holdings, 6.50%                    19,000          505,400
Morgan Stanley Capital Trust III, 6.25%             2,475           62,222
--------------------------------------------------------------------------
                                                            $    1,345,212
--------------------------------------------------------------------------

FOOD PRODUCTS -- 0.4%

Ocean Spray Cranberries, Inc., 6.25%                3,750   $      265,430
--------------------------------------------------------------------------
                                                            $      265,430
--------------------------------------------------------------------------

INSURANCE -- 1.8%

Ace Ltd., 7.80%(1)                                 21,300   $      567,645
American General Capital III, 8.05%                 5,875          163,913
ING Groep NV, 7.05%(1)                             21,300          559,125
Renaissance Re Holdings, Ltd., 8.10%(1)             4,000          107,960
--------------------------------------------------------------------------
                                                            $    1,398,643
--------------------------------------------------------------------------

REITS -- 2.1%

CarrAmerica Realty Corp., 7.50%                    15,000   $      388,500
Colonial Properties Trust, 8.125%                  30,000          790,200
Developers Diversified Realty Corp., 7.375%        17,900          452,870
--------------------------------------------------------------------------
                                                            $    1,631,570
--------------------------------------------------------------------------

UTILITIES - ELECTRIC -- 0.2%

Alabama Power Co., 4.20%                              500   $       31,625
Mississippi Power Co., 6.32%                        1,000           25,550
Puget Energy, Inc., 7.45%                           5,000          125,650
--------------------------------------------------------------------------
                                                            $      182,825
--------------------------------------------------------------------------

UTILITIES - GAS -- 0.5%

Southern Union Co., 7.55%                          15,000   $      382,350
--------------------------------------------------------------------------
                                                            $      382,350
--------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
  (IDENTIFIED COST $7,853,917)                              $    7,897,680
--------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 12.5%

                                           PRINCIPAL
                                           AMOUNT
SECURITY                                   (000'S OMITTED)  VALUE
--------------------------------------------------------------------------
Federal National Mortgage Association,
0.95%, 11/3/03                             $        9,558   $    9,557,496
--------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $9,557,496)                           $    9,557,496
--------------------------------------------------------------------------

TOTAL INVESTMENTS -- 101.3%
  (IDENTIFIED COST $75,973,958)                             $   77,539,723
--------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (1.3)%                    $     (959,412)
--------------------------------------------------------------------------

NET ASSETS -- 100.0%                                        $   76,580,311
--------------------------------------------------------------------------

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

(1)  Foreign security.

                         See notes to financial statements.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of October 31, 2003

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2003

ASSETS

Investments, at value (identified cost, $75,973,958)                       $   77,539,723
Cash                                                                               11,201
Receivable for investments sold                                                   221,986
Receivable for Fund shares sold                                                 3,740,662
Receivable from affiliate                                                          35,377
Dividends and interest receivable                                                 324,740
Tax reclaim receivable                                                              1,989
-----------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $   81,875,678
-----------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                          $    5,131,099
Payable for Fund shares redeemed                                                   97,544
Payable to affiliate for distribution and service fees                             26,711
Payable to affiliate for Trustees' fees                                               105
Accrued expenses                                                                   39,908
-----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $    5,295,367
-----------------------------------------------------------------------------------------
NET ASSETS                                                                 $   76,580,311
-----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                            $   75,122,318
Accumulated net realized loss (computed on the basis of identified cost)         (253,440)
Accumulated undistributed net investment income                                   145,502
Net unrealized appreciation (computed on the basis of identified cost)          1,565,931
-----------------------------------------------------------------------------------------
TOTAL                                                                      $   76,580,311
-----------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                 $   38,686,881
SHARES OUTSTANDING                                                              3,748,817
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $        10.32
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $10.32)                                        $        10.95

CLASS B SHARES

NET ASSETS                                                                 $   14,351,714
SHARES OUTSTANDING                                                              1,392,134
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $        10.31

CLASS C SHARES

NET ASSETS                                                                 $   23,541,716
SHARES OUTSTANDING                                                              2,283,026
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $        10.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2003(1)

INVESTMENT INCOME

Dividends (net of foreign taxes, $4,111)                                   $      558,392
Interest                                                                           12,764
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    $      571,156
-----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                     $       47,082
Administration fee                                                                 10,865
Trustees' fees and expenses                                                           105
Distribution and service fees
      Class A                                                                       9,737
      Class B                                                                      13,030
      Class C                                                                      20,481
Registration fees                                                                  30,600
Legal and accounting services                                                      25,825
Custodian fee                                                                      11,103
Transfer and dividend disbursing agent fees                                         7,570
Printing and postage                                                                4,012
Miscellaneous                                                                       4,129
-----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $      184,539
-----------------------------------------------------------------------------------------
Deduct --
   Preliminary allocation of expenses to affiliate$                                57,877
-----------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                   $       57,877
-----------------------------------------------------------------------------------------

NET EXPENSES                                                               $      126,662
-----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                      $      444,494
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) --

Net realized gain (loss)
   Investment transactions (identified cost basis)                         $     (253,440)
-----------------------------------------------------------------------------------------
NET REALIZED LOSS                                                          $     (253,440)
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                     $    1,565,765
   Foreign currency                                                                   166
-----------------------------------------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       $    1,565,931
-----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                           $    1,312,491
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $    1,756,985
-----------------------------------------------------------------------------------------

(1) For the period from the start of business, May 30, 2003, to October 31, 2003.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                   PERIOD ENDED
IN NET ASSETS                                                         OCTOBER 31, 2003(1)
-----------------------------------------------------------------------------------------
From operations --
   Net investment income                                                   $      444,494
   Net realized loss                                                             (253,440)
   Net change in unrealized appreciation (depreciation)                         1,565,931
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $    1,756,985
-----------------------------------------------------------------------------------------
Distributions to shareholders
   From net investment income
      Class A                                                              $     (171,004)
      Class B                                                                     (49,643)
      Class C                                                                     (78,345)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                        $     (298,992)
-----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                              $   37,302,485
      Class B                                                                  14,668,726
      Class C                                                                  23,113,836
   Net asset value of shares issued to shareholders in
   payment of distributions declared
      Class A                                                                     127,158
      Class B                                                                      24,632
      Class C                                                                      29,926
   Cost of shares redeemed
      Class A                                                                    (455,241)
      Class B                                                                    (633,928)
      Class C                                                                     (55,276)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                    $   74,122,318
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                 $   75,580,311
-----------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                     $    1,000,000
-----------------------------------------------------------------------------------------
AT END OF PERIOD                                                           $   76,580,311
-----------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                                           $      145,502
-----------------------------------------------------------------------------------------

(1) For the period from the start of business, May 30, 2003, to October 31, 2003.

                       See notes to financial statements.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND AS OF OCTOBER 31, 2003

FINANCIAL STATEMENTS (Unaudited)

FINANCIAL HIGHLIGHTS

                                                                            CLASS A
                                                                      -------------------
                                                                      PERIOD ENDED
                                                                      OCTOBER 31, 2003(2)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                     $       10.000
-----------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income(1)                                                   $        0.269
Net realized and unrealized gain                                                    0.150(5)
-----------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                               $        0.419
-----------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                                 $       (0.099)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                        $       (0.099)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                           $       10.320
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                      4.22%
-----------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                                  $       38,687
Ratios (As a percentage of average daily net assets):
    Net expenses                                                                     1.40%(4)
    Net investment income                                                            6.29%(4)
Portfolio Turnover                                                                     44%
-----------------------------------------------------------------------------------------

+   The operating expenses of the Fund reflect a preliminary allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses                                                                         2.20%(4)
    Net investment income                                                            5.49%(4)
Net investment income per share(1)                                         $        0.235
-----------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business May 30, 2003, to October 31, 2003.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Annualized.
(5) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

                       See notes to financial statements.

                                                                            CLASS B
                                                                      -------------------
                                                                      PERIOD ENDED
                                                                      OCTOBER 31, 2003(2)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                     $       10.000
-----------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income(1)                                                   $        0.255
Net realized and unrealized gain                                                    0.136(5)
-----------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                               $        0.391
-----------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                                 $       (0.081)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                        $       (0.081)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                           $       10.310
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                      3.93%
-----------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                                  $       14,352
Ratios (As a percentage of average daily net assets):
    Net expenses                                                                     2.15%(4)
    Net investment income                                                            5.95%(4)
Portfolio Turnover                                                                     44%
-----------------------------------------------------------------------------------------

+   The operating expenses of the Fund reflect a preliminary allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses                                                                         2.95%(4)
    Net investment income                                                            5.16%(4)
Net investment income per share(1)                                         $        0.221
-----------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business May 30, 2003, to October 31, 2003.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Annualized.
(5) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

                       See notes to financial statements.

                                                                            CLASS C
                                                                      -------------------
                                                                      PERIOD ENDED
                                                                      OCTOBER 31, 2003(2)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                     $       10.000
-----------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income(1)                                                   $        0.254
Net realized and unrealized gain                                                    0.137(5)
-----------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                               $        0.391
-----------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                                 $       (0.081)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                        $       (0.081)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                           $       10.310
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                      3.93%
-----------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                                  $       23,542
Ratios (As a percentage of average daily net assets):
    Net expenses                                                                     2.15%(4)
    Net investment income                                                            5.94%(4)
Portfolio Turnover                                                                     44%
-----------------------------------------------------------------------------------------

+   The operating expenses of the Fund reflect a preliminary allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses                                                                         2.95%(4)
    Net investment income                                                            5.14%(4)
Net investment income per share(1)                                         $        0.220
-----------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business May 30, 2003, to October 31, 2003.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Annualized.
(5) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

                       See notes to financial statements.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND AS OF OCTOBER 31, 2003

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Managed Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve after-tax total return by investing primarily in a diversified portfolio of common and preferred stocks that pay dividends that qualify for federal income taxation at long-term capital gains rates ("tax-favored dividends"). The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

   E FINANCIAL FUTURES CONTRACTS -- Upon entering a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G PUT OPTIONS -- Upon the purchase of a put option by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   H SECURITIES SOLD SHORT -- The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge Fund positions. The Fund will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Fund records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Fund is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Fund may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J OTHER -- Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed on the specific identification of the securities sold.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to October 31, 2003 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTION TO SHAREHOLDERS

   It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             PERIOD ENDED
                                                             OCTOBER 31, 2003
   CLASS A                                                   (UNAUDITED)(1)
   --------------------------------------------------------------------------
   Sales                                                            3,682,944
   Issued to shareholders electing to receive payments of
     distributions in Fund shares                                      12,536
   Redemptions                                                        (44,663)
   --------------------------------------------------------------------------
   NET INCREASE                                                     3,650,817
   --------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                             OCTOBER 31, 2003
   CLASS B                                                   (UNAUDITED)(1)
   --------------------------------------------------------------------------
   Sales                                                            1,451,046
   Issued to shareholders electing to receive payments of
     distributions in Fund shares                                       2,431
   Redemptions                                                        (62,343)
   --------------------------------------------------------------------------
   NET INCREASE                                                     1,391,134
   --------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                             OCTOBER 31, 2003
   CLASS C                                                   (UNAUDITED)(1)
   --------------------------------------------------------------------------
   Sales                                                            2,284,534
   Issued to shareholders electing to receive payments of
     distributions in Fund shares                                       2,952
   Redemptions                                                         (5,460)
   --------------------------------------------------------------------------
   NET INCREASE                                                     2,282,026
   --------------------------------------------------------------------------

(1) For the period from the start of business, May 30, 2003, to October 31, 2003.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount equal to 0.650% (annually) of average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, May 30, 2003, to October 31, 2003, the advisory fee amounted to $47,082. An administration fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the period from the start of business, May 30, 2003, to October 31, 2003, the administration fee amounted to $10,865. To enhance the net investment income of the Fund, the Administrator was allocated $57,877 of the Fund's operating expenses.

   Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund that are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, May 30, 2003, to October 31, 2003, no significant amounts have been deferred.

   EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the period from the start of business, May 30, 2003, to October 31, 2003, no significant amounts have been accrued or paid.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $92,769 as its portion of the sales charge on sales of Class A shares for the period from the start of business, May 30, 2003, to October 31, 2003.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan), and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A
   Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $9,767 and $15,354 for Class B and Class C shares, respectively, to or payable to EVD for the period from the start of business, May 30, 2003, to October 31, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At October 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $654,000 and $1,195,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the period from the start of business, May 30, 2003, to October 31, 2003 amounted to $9,737, $3,263, and $5,127 for Class A, Class B and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $8,000 and $129 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the period from the start of business, May 30, 2003, to October 31, 2003.

7  INVESTMENTS TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $74,782,012 and $8,109,812 respectively, for the period from the start of business, May 30, 2003, to October 31, 2003.

8  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                   $ 75,973,958
   ---------------------------------------------
   Gross unrealized appreciation    $  1,940,480
   Gross unrealized depreciation        (374,715)
   ---------------------------------------------
   NET UNREALIZED APPRECIATION      $  1,565,765
   ---------------------------------------------

9  FINANCIAL INSTRUMENTS

   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open obligations under these financial instruments at October 31, 2003.

10 LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during period from the start of business, May 30, 2003, to October 31, 2003.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND

INVESTMENT MANAGEMENT

     OFFICERS
     Thomas E. Faust Jr.
     President

     William H. Ahern, Jr.
     Vice President

     Thomas J. Fetter
     Vice President

     Michael R. Mach
     Vice President

     Robert B. MacIntosh
     Vice President

     Duncan W. Richardson
     Vice President

     Walter A. Row, III
     Vice President

     Judith A. Saryan
     Vice President

     Susan Schiff
     Vice President

     James L. O'Connor
     Treasurer

     Alan R. Dynner
     Secretary

     TRUSTEES
     Jessica M. Bibliowicz

     James B. Hawkes

     Samuel L. Hayes, III

     William H. Park

     Ronald A. Pearlman

     Norton H. Reamer

     Lynn A. Stout

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

                     INVESTMENT ADVISER AND ADMINISTRATOR OF
                  EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122



                  EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1857-12/03                                                               TMDISRC

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust (On behalf of Eaton Vance Tax-Managed Dividend Income Fund)
-----------------------------------------------------------------------------

By:    /S/ Thomas E. Faust
       --------------------
       Thomas E. Faust
       President


Date:  December 16, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ----------------------
       James L. O'Connor
       Treasurer


Date:  December 16, 2003
       -----------------


By:    /S/ Thomas E. Faust
       --------------------
       Thomas E. Faust
       President


Date:  December 16, 2003
       -----------------